BUSINESS SEGMENT INFORMATION - Trading and operating profit by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Acquisition-related costs	$ 32	$ (7)	$ (10)
Restructuring and rationalisation expenses	134	120
Amortisation and impairment of acquisition intangibles	143	113	140
Legal and other	45	34	(16)
Corporate costs	(356)
Group trading profit	1,169	1,123	$ 1,048
Legal expenses	121
Increase in legal provision relating to metal-on-metal hip claims		72
Legal settlement	84	$ 54
Reportable segments
Disclosure of operating segments [line items]
Operating profit	1,525
Orthopaedics
Disclosure of operating segments [line items]
Operating profit	666
Sports Medicine & ENT
Disclosure of operating segments [line items]
Operating profit	489
Advanced Wound Management
Disclosure of operating segments [line items]
Operating profit	$ 370